Post-employment benefit plans - Components of Post-Employment Benefit Plans Service Cost (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
DC pension	$ (133)	$ (118)
Capitalized benefit plans cost	56	64
Total post-employment benefit plans service cost	(206)	(249)
DB pension
Disclosure of defined benefit plans [line items]
Current service cost	(128)	(193)
OPEBs
Disclosure of defined benefit plans [line items]
Current service cost	$ (1)	$ (2)